UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05871
                                                     ---------

                     Centennial California Tax Exempt Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                   Principal
                                                                                     Amount         Value
                                                                                  -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.2%
CALIFORNIA--96.2%
Alameda, CA PFAU RRB, Alameda Point Improvement Project, Series 2003A, 7.90%(1)   $ 1,000,000   $ 1,000,000
CA ABAG FAU RB, Santa Cruz Montessori School, Series 2007, 8%(1)                      600,000       600,000
CA ABAG FAU RB, The Wright Institute, Series 2001, 7.20%(1)                         3,000,000     3,000,000
CA ABAG FAU RB, YMCA San Francisco, Series 2004, 7.05%(1)                             100,000       100,000
CA Dept. of Water Resources Power Supply RB, Series C-12, 8.80%(1)                    850,000       850,000
CA Dept. of Water Resources Power Supply RB, Series C-7, 7.50%(1)                   5,500,000     5,500,000
CA EDLFA Pepperdine University RRB, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2006-0065, 4.31%(1, 2)                                       2,200,000     2,200,000
CA GOUN, MSTFC Series 2006-2178, 4.76%(1, 2)                                        6,091,000     6,091,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-637, 4.10%(1, 2)             13,000,000    13,000,000
CA GOUN, SPEARS Deutsche Bank/Lifers Trust-Series DBE-648, 4.12%(1, 2)              3,627,000     3,627,000
CA HFA Home Mtg. RRB, PTTR, Series 3103, 7.52%(1, 2)                                5,645,000     5,645,000
CA HFFAU RB, Northern CA Presbyterian Homes, 7.50%(1)                                 200,000       200,000
CA PCFAU SWD RB, Garden City Sanitation, Series A, 8.55%(1)                         2,420,000     2,420,000
CA PCFAU SWD RB, George Borba & Son Dairy Project, 8.58%(1)                         3,800,000     3,800,000
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series 2007A, 8.55%(1)          3,190,000     3,190,000
CA PCFAU SWD RB, Greenwaste Recovery, Inc. Project, Series A, 8.55%(1)              1,680,000     1,680,000
CA PCFAU SWD RB, Marin San Services Project, Series A, 8.55%(1)                     1,300,000     1,300,000
CA PCFAU SWD RB, Penas Disposal, Inc. Project, Series A, 8.55%(1)                   1,255,000     1,255,000
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, 8.55%(1)                         2,750,000     2,750,000
CA PCFAU SWD RB, Sunset Waste Paper, Inc. Project, Series A, 8.55%(1)               1,905,000     1,905,000
CA PCFAU SWD RB, Vanderham/J&D Wilson Dairy Project, Series 2004, 8.58%(1)          2,500,000     2,500,000
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-477, 3.72%(1, 2)                 3,625,000     3,625,000
CA REF GOUN, P-Floats Series PT-4166, 4.01%(1, 2)                                   4,960,000     4,960,000
CA SCDAU MH RB, PTTR, IAC Project, Series 2681, 7.96%(1, 2)                           500,000       500,000
CA SCDAU MH RRB, PTTR, IAC Project, Series 2680, 7.96%(1,2)                        10,000,000    10,000,000
CA SCDAU RB, House Ear Institute Project, Series 2007, 7.97%(1)                     7,910,000     7,910,000
Contra Costa Cnty., CA HAU MH RRB, Lakeshore Apts., 7.30%(1)                          540,000       540,000


                   1 | Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                   Principal
                                                                                     Amount         Value
                                                                                  -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
CALIFORNIA CONTINUED
East Bay, CA MUD WS RRB, Alameda & Contra Costa Cntys., Subseries B, 8.30%(1)     $ 3,500,000   $  3,500,000
Foothill-De Anza, CA Community College District GOUN, MSTFC Series 2006-1844,
   4.61%(1, 2)                                                                      4,950,000      4,950,000
Foothill/Eastern Corridor Agency, CA Toll Road RB, Sr. Lien, Series A, 7.05%,
   1/1/09                                                                           5,000,000      5,050,389
Irvine, CA USD SPTX Bonds, Austin Trust Certificates-Series BOA 315,
   4.75%(1, 2)                                                                      6,000,000      6,000,000
Long Beach, CA FAU Lease RB, Long Beach Museum of Art, Series 1999, 8%(1)             710,000        710,000
Los Angeles, CA Community RA MH RRB, Promenade Towers Project, Series
   2000, 7.05%(1)                                                                     575,000        575,000
Los Angeles, CA COP, Loyola High School, Series 2005A, 8%(1)                          450,000        450,000
Los Angeles, CA COP, Windward School, Series 2007A, 8%(1)                             500,000        500,000
Los Angeles, CA MTAU Proposition C Sales Tax RB, Series A, 1.50%, 12/4/08           2,500,000      2,500,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.52%, 10/9/08        1,000,000      1,000,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.60%, 11/21/08       2,000,000      2,000,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.64%, 1/8/09         1,000,000      1,000,000
Los Angeles, CA Municipal Improvement Corp. RB, Series A-1&2, 1.60%, 11/3/08        1,750,000      1,750,000
Los Angeles, CA Wastewater System RB, Reset Option Certificates II-R
   Trust-Series 10270, 4.59%(1, 2)                                                  1,000,000      1,000,000
Modesto, CA MH RRB, Valley Oak Project, Series 2008A, 7.05%(1)                      2,000,000      2,000,000
Northstar Community Housing Corp. CA RB, MH Project, Series 2006A, 8.05%(1)         3,000,000      3,000,000
Orange Cnty., CA Apt. Development RRB, Villas Aliento, Series E, 7.05%(1)             700,000        700,000
Orange Cnty., CA Teeter Plan Obligations, Series 2008A, 1.48%, 10/20/08             5,000,000      5,000,000
Petaluma, CA Community Development Commision MH RB, Oakmont at Petaluma
   Project, Series 1996A, 8.40%(1)                                                    500,000        500,000
Riverside Cnty., CA Transportation Commission RB, Series A, 1.43%, 1/2/09           1,000,000      1,000,000
Riverside Cnty., CA Transportation Commission RB, Series B, 1.55%, 11/13/08         1,022,000      1,022,000
Riverside, CA Transportation Commission RB, 1.50%, 1/8/09                             500,000        500,000
Riverside, CA Transportation Commission RB, Series A, 1.50%, 1/8/09                 1,000,000      1,000,000
Roseville, CA Joint Union High SDI COP, Series 2003, 8.15%(1)                       1,165,000      1,165,000
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R Trust-Series
   10010CE, 5.42%(1, 2)                                                             3,000,000      3,000,000
Sacramento Cnty., CA HAU MH RB, Reset Option Certificates II-R Trust-Series
   823CE, 6.04%(1, 2)                                                               1,080,000      1,080,000


                   2 | Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                                   Principal
                                                                                     Amount         Value
                                                                                  -----------   ------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS CONTINUED
CALIFORNIA CONTINUED
Sacramento, CA MUD RB, Series J, 1.47%, 12/1/08                                   $ 4,000,000   $  4,000,000
San Diego Cnty., CA COP, Friends of Chabad Lubavitch Project, 7.05%(1)                845,000        845,000
San Diego, CA Public Facilities Water RB, PTTR, Series 2595, 5.25%(1, 2)            1,800,000      1,800,000
San Francisco City & Cnty., CA PUC RB, Wastewater, 1.50%, 11/10/08                  2,500,000      2,500,000
San Francisco City & Cnty., CA PUC RB, Wastewater, 1.50%, 12/11/08                  2,000,000      2,000,000
San Francisco City & Cnty., CA RA RB, CFD No. 4 Mission Bay North, 8%(1)              650,000        650,000
San Joaquin, CA Transportation Authority Sales Tax RB, 1.45%, 11/10/08              2,500,000      2,500,000
Turlock, CA Irrigation District RB, Series A, 1.45%, 10/8/08                        1,000,000      1,000,000
Upland, CA HAU MH RRB, Upland Village Green Project Series 2002, 7.05%(1)           3,370,000      3,370,000
Vacaville, CA MH Mtg. RB, Quail Run Project, Series 1988A, 7.50%(1)                   700,000        700,000
Vacaville, CA USD GOUN, Eclipse Funding Trust Solar Eclipse
   Certificates-Series 2007-0079, 4.40%(1, 2)                                      10,285,000     10,285,000
Venture Cnty., CA PFAU Lease RB, 1.65%, 10/3/08                                     2,500,000      2,500,000
Victorville, CA Joint Powers FAU Lease RRB, CoGeneration Facilities, Series
   2007A, 7.88%(1)                                                                 11,000,000     11,000,000
Walnut Creek, CA MH RB, Creekside Drive, Series 1985, 7.05%(1)                      1,285,000      1,285,000
Yosemite, CA Community College District GOUN, Reset
Option Certificates II-R Trust-Series 12225, 4.95%(1, 2)                            1,500,000      1,500,000
                                                                                                ------------
                                                                                                 187,035,389
                                                                                                ------------
U.S. POSSESSIONS--3.0%
Puerto Rico EPAU RRB, Dexia Credit Local Certificates Trust-Series 2008-013,
   4.65%(1, 2)                                                                      2,495,000      2,495,000
Puerto Rico EPAU RRB, Municipal Trust Securities, Series 2006, 4.14%(1, 2)          2,000,000      2,000,000
Puerto Rico Sales Tax Finance Corp. RRB, SPEARS Deutsche Bank/Lifers
   Trust-Series DBE-627, 4.03%(1, 2)                                                1,295,000      1,295,000
                                                                                                ------------
                                                                                                   5,790,000
                                                                                                ------------
TOTAL INVESTMENTS, AT VALUE (COST $192,825,389)                                          99.2%   192,825,389
OTHER ASSETS NET OF LIABILITIES                                                           0.8      1,479,970
                                                                                  -----------   ------------
Net Assets                                                                              100.0%  $194,305,359
                                                                                  ===========   ============

Footnotes to Statement of Investments


                   3 | Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CFD       Community Facilities District
COP       Certificates of Participation
EDLFA     Educational Facilities Authority
EPAU      Electric Power Authority
FAU       Finance Authority
GOUN      General Obligation Unlimited Nts.
HAU       Housing Authority
HFA       Housing Finance Agency/Authority
HFFAU     Health Facilities Finance Authority
MH        Multifamily Housing
MSTFC     Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU      Metropolitan Transportation Authority
MUD       Municipal Utility District
P-Floats  Puttable Floating Option Tax Exempt Receipts
PCFAU     Pollution Control Finance Authority
PFAU      Public Finance Authority
PTTR      Puttable Tax Exempt Receipts
PUC       Public Utilities Commission
RA        Redevelopment Agency/Authority
RB        Revenue Bonds
REF       Refunding
RRB       Revenue Refunding Bonds
SCDAU     Statewide Communities Development Authority
SDI       School District
SPEARS    Short Puttable Exempt Adjustable Receipts
SPTX      Special Tax
SWD       Solid Waste Disposal
USD       Unified School District
WS        Water System
YMCA      Young Men's Christian Assoc.

(1.) Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2008. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $85,053,000 or 43.77% of the Trust's net assets as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Trust's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobervable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

     The market value of the Trust's investments was determined based on the following inputs as of September 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
--------------------------------------------   --------------   ---------------
Level 1--Quoted Prices                          $         --           $--
Level 2--Other Significant Observable Inputs     192,825,389            --
Level 3--Significant Unobservable Inputs                  --            --
                                                ------------           ---
   Total                                        $192,825,389           $--
                                                ============           ===


                   4 | Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Trust at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE TRUST'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Trust's investments under these levels of classification is included following the Statement of Investments.

"Money market-type" instruments are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Trust's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   5 | Centennial California Tax Exempt Trust

Centennial California Tax Exempt Trust

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Trust uses derivative instruments, how these activities are accounted for, and their effect on the Trust's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Trust's financial statements and related disclosures.


                   6 | Centennial California Tax Exempt Trust



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial California Tax Exempt Trust


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008